20. Income tax and social contribution (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	R$ 121	R$ 170
Deferred income tax and social contribution, liabilities	(394)	(317)
Deferred income tax and social contribution, net	(273)	(147)	R$ (778)	R$ (642)
Tax losses and negative basis of social contribution
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	200	112
Deferred income tax and social contribution, liabilities	0	0
Deferred income tax and social contribution, net	200	112
Provision for risks
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	289	347
Deferred income tax and social contribution, liabilities	0	0
Deferred income tax and social contribution, net	289	347
Goodwill tax amortization
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	0	0
Deferred income tax and social contribution, liabilities	(585)	(531)
Deferred income tax and social contribution, net	(585)	(531)
Mark-to-market adjustment
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	0	0
Deferred income tax and social contribution, liabilities	(7)	(8)
Deferred income tax and social contribution, net	(7)	(8)
Technological innovation – future realization
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	0	0
Deferred income tax and social contribution, liabilities	(13)	(16)
Deferred income tax and social contribution, net	(13)	(16)
Depreciation of fixed assets as per tax rates
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	0	0
Deferred income tax and social contribution, liabilities	(112)	(81)
Deferred income tax and social contribution, net	(112)	(81)
Unrealized gains with tax credits (note 1.1)
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	0	0
Deferred income tax and social contribution, liabilities	(185)	0
Deferred income tax and social contribution, net	(185)	0
Other
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	145	30
Deferred income tax and social contribution, liabilities	(5)	0
Deferred income tax and social contribution, net	140	30
Subtotal
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	634	489
Deferred income tax and social contribution, liabilities	(907)	(636)
Deferred income tax and social contribution, net	(273)	(147)
Compensation
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	(513)	(319)
Deferred income tax and social contribution, liabilities	513	319
Deferred income tax and social contribution, net	R$ 0	R$ 0